Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	Peoples Financial Corporation
Entity Central Index Key	0000770460
Amendment Flag	false
401(k) Profit Sharing Plan
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false